Expense Example, No Redemption - FidelityLatinAmericaFund-AMCIZPRO - FidelityLatinAmericaFund-AMCIZPRO - Fidelity Latin America Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Latin America Fund - Class A
Expense Example, No Redemption:
1 Year	$ 702
3 Years	969
5 Years	1,257
10 Years	2,074
Fidelity Advisor Latin America Fund - Class C
Expense Example, No Redemption:
1 Year	211
3 Years	652
5 Years	1,119
10 Years	2,216
Fidelity Advisor Latin America Fund - Class M
Expense Example, No Redemption:
1 Year	505
3 Years	831
5 Years	1,180
10 Years	2,163
Fidelity Advisor Latin America Fund - Class I
Expense Example, No Redemption:
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248
Fidelity Advisor Latin America Fund - Class Z
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049